Shareholder Fees	Jun. 21, 2021
First Trust Indxx Medical Devices ETF | First Trust Indxx Medical Devices ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none